Provisions (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Site restoration provision for Blanket mine
Provisions
Provisions, discount rate	4.93%	4.79%
Provisions, inflation rate	2.59%	2.32%
Provisions, undiscounted cash flows	$ 7,699	$ 7,699
Site restoration provision for Bilboes Gold
Provisions
Provisions, undiscounted cash flows	3,300	3,204
Site restoration provision for Motapa
Provisions
Provisions, undiscounted cash flows	691	671
Site restoration provision for Maligreen
Provisions
Provisions, undiscounted cash flows	$ 386	$ 373